Net finance costs	12 Months Ended
Dec. 31, 2019
Net Finance Costs [Abstract]
Net finance costs

4 Net finance costs

(a) Net finance costs/(income)

	2019 £m	2018 £m	2017 £m

Interest expense	1,676	1,592	1,079
Interest expense on lease liabilities	32	1	2

Facility fees	10	13	13

Interest related to adjusting tax payables (note 4(b))	80	41	43

Acquisition of RAI (note 4(b))	–	–	153

Fair value changes on derivative financial instruments and hedged items	367	(154)	(149)

Hedge ineffectiveness (note 4(b))	–	–	9

Venezuela hyperinflation (note 4(b))	–	(45)	–

Exchange differences on financial liabilities	(353)	36	47

Finance costs	1,812	1,484	1,197

Interest under the effective interest method	(84)	(68)	(83)

Dividend income	–	–	(1)

Exchange differences on financial assets	(126)	(35)	(19)

Finance income	(210)	(103)	(103)

Net finance costs	1,602	1,381	1,094

The Group manages foreign exchange gains and losses and fair value changes on a net basis excluding adjusting items, which are explained in note 4(b). The derivatives that generate the fair value changes are explained in note 15.

Facility fees principally relate to the Group's central banking facilities.

(b) Adjusting items included in net finance costs

Adjusting items are significant items in net finance costs which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.

In 2019, the Group incurred interest on adjusting tax payables of £80 million (2018: £41 million; 2017: £43 million). This included interest of £28 million (2018: £25 million; 2017: £25 million) in relation to the Franked Investment Income Group Litigation Order (FII GLO) (note 6(b)) and interest of £50 million (2018: £nil; 2017: £nil) in respect of the Russia excise dispute (note 3(h)).

In 2018, the Group recognised a monetary gain of £45 million related to the application of hyperinflationary accounting in Venezuela (note 3(h)).

In 2017, the Group incurred pre-financing costs related to the acquisition of RAI of £153 million.

Also in 2017, the Group realised a £9 million charge in relation to the reversal of a gain recognised in 2016, related to hedge ineffectiveness on external swaps following the referendum regarding ‘Brexit’. These amounts were deemed to be adjusting as it is not representative of the underlying performance of the business.